Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS:
Onex beneficially owns, controls, or directs, directly or indirectly, all of our outstanding MVS. Accordingly, Onex has the ability to exercise significant influence over our business and affairs and generally has the power to determine all matters submitted to a vote of our shareholders where the SVS and MVS vote together as a single class. Mr. Gerald Schwartz, the Chairman of the Board and Chief Executive Officer of Onex, indirectly owns shares representing the majority of the voting rights of the shares of Onex.
    We are party to a services agreement with Onex for the services of Mr. Tawfiq Popatia, an officer of Onex, as a director of Celestica, pursuant to which Onex receives compensation for such services. This agreement automatically renews for successive one-year terms unless either party provides a notice of intent not to renew. Under such agreement, the annual fee payable to Onex is $0.235, payable in DSUs in equal quarterly installments, in arrears. The services agreement terminates automatically and the rights of Onex to receive compensation (other than accrued and unpaid compensation) will terminate (a) 30 days after the first day on which Onex ceases to hold at least one MVS of Celestica or any successor company or (b) the date Mr. Popatia ceases to be a director of Celestica for any reason. The number of DSUs is determined using the closing price of the SVS on the NYSE on the last day of the fiscal quarter in respect of which the installment is to be credited. DSUs granted to Onex prior to January 1, 2007 may be settled with SVS issued from treasury or purchased in the open market, or with cash (at the discretion of the Company). DSUs granted to Onex after January 1, 2007 may only be settled with SVS purchased in the open market, or with cash (at the discretion of the Company).
    A consortium of four real estate partnerships, approximately 27% of the interests of which are held by a privately-held partnership in which Mr. Schwartz has a material interest; and approximately 25% of the interests of which are held by a partnership in which Mr. Schwartz has a non-voting interest, holds a 5% non-voting interest in the purchaser of our former Toronto real property, which we sold in 2019. See note 15(c).

Compensation of key management personnel:
    Our key management team consists of directors and senior executive officers. The aggregate compensation expenses we recognized under IFRS for our directors and senior executive officers for the periods shown were as follows:

	Year ended December 31
	2019	2020	2021
Short-term employee benefits and costs	$4.4	$8.7	$7.3
Post-employment and other long-term benefits	0.3	0.2	0.6
SBC (including DSUs and RSUs to eligible directors)	15.6	12.5	17.3
	$20.3	$21.4	$25.2